Digital Intangible Assets - Schedule of Digital Intangible Assets at Carrying Value (Details)	Jun. 30, 2026 USD ($)
Schedule of Digital Intangible Assets at Carrying Value [Line Items]
Gross carrying amount	$ 249,120,581
Accumulated impairments	(36,201,740)
Net carrying amount	212,918,841
ENA Tokens [Member]
Schedule of Digital Intangible Assets at Carrying Value [Line Items]
Gross carrying amount	249,120,581
Accumulated impairments	(36,201,740)
Net carrying amount	$ 212,918,841